PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.


                            STRONG DOW 30 VALUE FUND


                 Supplement to the Prospectus dated May 1, 2000


Pursuant to the Subadvisory Agreement (Agreement) between Strong Capital Management, Inc. (Strong) and Horizon Investment Services, LLC (Horizon), Strong notified Horizon on
October 13, 2000 that Strong intends to terminate the Agreement. As a result, Horizon will no longer serve as the subadvisor for the fund, and Horizon's employees will not serve as portfolio managers for the fund, as of December 13, 2000.

Karen McGrath will become the portfolio manager of the fund effective December 13, 2000. Ms. McGrath has over 25 years of investment experience and is a Chartered Financial Analyst. She joined Strong as a portfolio manager in September 1995. From January 1994 until September 1995, she served as a portfolio manager of equity accounts and President of National Investment Services, Inc. (NIS). From January 1990 until December 1993, she served as a portfolio manager of equity accounts and Vice President and Senior Vice President of National Investment Services of America, Inc., a predecessor organization to NIS. Ms. McGrath began her career at Loomis Sayles & Company, Inc., where she worked as a portfolio manager of equity accounts for over 15 years. Ms. McGrath received her bachelors degree in Accounting from Marquette University in 1959.




          The date of this Prospectus Supplement is October 20, 2000.












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                         STRONG AGGRESSIVE GROWTH FUNDS
                                 INVESTOR CLASS

                             STRONG ENTERPRISE FUND
                             STRONG GROWTH 20 FUND
                          STRONG SMALL CAP VALUE FUND
                        STRONG U.S. EMERGING GROWTH FUND

                 Supplement to the Prospectus dated May 1, 2000



STRONG ENTERPRISE FUND
Effective October 13, 2000, Mr. Thomas J. Pence became the manager of the Strong Enterprise Fund. Mr. Pence has over nine years of investment experience and is a Chartered Financial Analyst. Mr. Pence joined Strong as a portfolio manager in October 2000. From June 1991 to October 2000, Mr. Pence was an equity portfolio manager at Conseco Capital Management, Inc. From 1987 to June 1991, Mr. Pence was Director of Development at The Forum Group. Mr. Pence received his Masters of Business Administration in finance from the University of Notre Dame in 1986 and his bachelors degree in business from Indiana University in 1983.



          The date of this Prospectus Supplement is October 20, 2000.

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                              STRONG EQUITY FUNDS
                                 ADVISOR CLASS

                             STRONG ENTERPRISE FUND
                               STRONG GROWTH FUND
                             STRONG GROWTH 20 FUND
                            STRONG OPPORTUNITY FUND

                 Supplement to the Prospectus dated May 1, 2000



STRONG ENTERPRISE FUND
Effective October 13, 2000, Mr. Thomas J. Pence became the manager of the Strong Enterprise Fund. Mr. Pence has over nine years of investment experience and is a Chartered Financial Analyst. Mr. Pence joined Strong as a portfolio manager in October 2000. From June 1991 to October 2000, Mr. Pence was an equity portfolio manager at Conseco Capital Management, Inc. From 1987 to June 1991, Mr. Pence was Director of Development at The Forum Group. Mr. Pence received his Masters of Business Administration in finance from the University of Notre Dame in 1986 and his bachelors degree in business from Indiana University in 1983.

STRONG ENTERPRISE FUND
STRONG GROWTH FUND
STRONG GROWTH 20 FUND
STRONG OPPORTUNITY FUND
Effective May 19, 2000, the Funds no longer intend to charge a front-end sales load. Any information describing the front-end sales load in the prospectus is deleted.




          The date of this Prospectus Supplement is October 20, 2000.

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           PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.

                              STRONG GROWTH FUNDS
                                 INVESTOR CLASS

                            STRONG COMMON STOCK FUND
                             STRONG DISCOVERY FUND
                               STRONG GROWTH FUND
                        STRONG MID CAP DISCIPLINED FUND
                           STRONG MID CAP GROWTH FUND
                            STRONG OPPORTUNITY FUND
                          STRONG STRATEGIC GROWTH FUND


                   Supplement to Prospectus dated May 1, 2000




STRONG STRATEGIC GROWTH FUND
Effective October 13, 2000, Mr. Charles A. Paquelet is the portfolio manager of Strong Strategic Growth Fund.

STRONG DISCOVERY FUND
Effective August 31, 2000, Mr. Charles A. Paquelet is the sole manager of Strong Discovery Fund.





          The date of this Prospectus Supplement is October 20, 2000.


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